LEASES (Tables)	12 Months Ended
Feb. 28, 2023
LEASES
Schedule of Supplemental information of the leases

	For the year ended,	For the year ended,
	February 28,	February 28,
	2022	2023
Cash payments for operating leases	$335,659	$50,347
Right-of-use assets obtained in exchange for operating lease liabilities	474,965	57,607

Schedule of Maturity analysis for operating lease liabilities

As of February 28,
Fiscal year ending	2023

February 2024	$44,089
February 2025	40,479
February 2026	30,261
February 2027	22,251
February 2028	17,239
Thereafter	33,825

Total future lease payments	$188,144
Less: Imputed interest	(30,422)

Present value of operating lease liabilities	$157,722